Components of other comprehensive (loss) income (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Movement on Components of Other Comprehensive (Loss) Income [Abstract]
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	$ 3,485,814	$ 172	$ (967,609)	$ (4,707,276)
Translation effect of foreign entities	62,171,364		(41,548,455)	(35,114,722)
Translation effect by discontinued operations	0	0	0	5,193,281
Remeasurement of defined benefit plan, net of deferred taxes	(27,872,099)	(1,375)	(3,769,565)	(4,305,716)
Asset's revaluation surplus net of deferred taxes	1,659,337	82	868,456	0
Total other comprehensive (loss) income items for the year, net of deferred taxes	39,444,416	$ 1,945	(45,417,173)	(38,934,433)
Controlling Interest [Member]
Movement on Components of Other Comprehensive (Loss) Income [Abstract]
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	3,485,814		(967,609)	(4,707,276)
Translation effect of foreign entities	55,098,397		(37,399,680)	(31,086,965)
Translation effect by discontinued operations	0		0	5,193,281
Remeasurement of defined benefit plan, net of deferred taxes	(27,929,881)		(3,662,102)	(4,599,407)
Asset's revaluation surplus net of deferred taxes	945,822		497,628	0
Non-controlling interest of the items above	$ 7,844,264		$ (3,885,410)	$ (3,734,066)